UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:   1/31/11

Item 1.  Schedule of Investments.

AdvisorOne Funds - Amerigo Fund
Schedule of Investments
January 31, 2011 (Unaudited)
	Shares	Value
Equity Funds - 99.03%
Commodity Funds - 0.91%
PowerShares DB Oil Fund *	170,000	$ 4,941,900

Emerging Markets - 19.29%
iShares FTSE/Xinhua China 25 Index Fund	50,000	2,127,500
iShares MSCI All Country Asia ex Japan Index Fund	70,000	4,309,200
iShares MSCI Brazil Index Fund	60,000	4,392,000
iShares MSCI Emerging Markets Index Fund	590,000	27,027,900
iShares MSCI South Korea Index Fund	25,000	1,535,000
iShares S&P Latin America 40 Index Fund	489,000	25,119,930
SPDR S&P BRIC 40 ETF	146,000	3,940,540
SPDR S&P China ETF	105,000	7,996,800
SPDR S&P Emerging Asia Pacific ETF	130,000	10,714,600
Vanguard Emerging Markets ETF	377,000	17,526,730
		104,690,200
International Equity - 5.06%
iShares MSCI Canada Index Fund	260,000	8,135,400
iShares MSCI Germany Index Fund	260,000	6,544,200
iShares MSCI Pacific ex-Japan Index Fund	50,000	2,316,000
iShares MSCI Sweden Index Fund	80,000	2,578,400
iShares MSCI Switzerland Index Fund	50,000	1,238,000
Vanguard European ETF	55,000	2,799,500
Vanguard FTSE All-World ex-US ETF	80,000	3,848,800
		27,460,300
Large Cap Blend - 21.78%
iShares S&P 500 Index Fund	190,000	24,538,500
SPDR S&P 500 ETF Trust	480,000	61,761,600
Vanguard Large-Cap ETF	306,000	18,035,640
Vanguard Total Stock Market ETF	209,000	13,848,340
		118,184,080
Large Cap Growth - 11.30%
iShares Russell 1000 Growth Index Fund	456,000	26,744,400
PowerShares QQQ	617,000	34,564,340
		61,308,740
Large Cap Value - 6.49%
iShares Russell 1000 Value Index Fund	50,000	3,314,000
RevenueShares Large Cap ETF	301,000	7,317,310
SPDR Dow Jones Industrial Average ETF Trust	145,000	17,197,000
Vanguard Dividend Appreciation ETF	57,000	3,042,660
Vanguard Value ETF	79,000	4,333,150
		35,204,120
Mid Cap Blend - 18.73%
iShares Russell Midcap Index Fund	256,000	26,570,240
iShares S&P MidCap 400 Index Fund	83,000	7,663,390
SPDR S&P MidCap 400 ETF Trust	83,000	13,931,550
Vanguard Extended Market ETF	290,000	16,025,400
Vanguard Mid-Cap ETF	492,000	37,426,440
		101,617,020
AdvisorOne Funds - Amerigo Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)
	Shares	Value
Mid Cap Growth - 2.90%
iShares Russell Midcap Growth Index Fund	273,000	$ 15,752,100

Small Cap Blend - 6.24%
iShares Russell 2000 Index Fund	175,000	13,641,250
Vanguard Small Cap ETF	276,000	20,186,640
		33,827,890
Specialty - 6.33%
PowerShares DB US Dollar Index Bullish Fund *	250,000	5,590,000
SPDR Energy Select Sector Fund	200,000	14,630,000
SPDR Financial Select Sector Fund	273,000	4,477,200
SPDR Health Care Select Sector Fund	100,000	3,168,000
SPDR Technology Select Sector Fund	250,000	6,497,500
		34,362,700

Total Equity Funds (cost $440,508,671)		537,349,050

Money Market Funds - 0.67%
Fifth Third Institutional Money Market Fund	3,650,085	3,650,085
Total Money Market Funds (cost $3,650,085)		3,650,085

Total Investments (cost $444,158,756)(a) - 99.70%		$ 540,999,135
Other Assets In Excess of Liabilities - 0.30%		1,623,883
NET ASSETS - 100.00%		$ 542,623,018

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 97,206,473
	Unrealized depreciation:	(366,094)
	Net unrealized appreciation:	$ 96,840,379

AdvisorOne Funds - Amerigo Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 537,349,050	$ -	$ -	$ 537,349,050
Money Market Funds	3,650,085	-	-	3,650,085
Total	$ 540,999,135	$ -	$ -	$ 540,999,135

                                                          The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Clermont Fund
Schedule of Investments
January 31, 2011 (Unaudited)
	Shares	Value
Common Stock - 0.85%
Diversified Companies - 0.85%
Berkshire Hathaway, Inc. - Class B *	25,000	$ 2,043,750
Total Common Stock (cost $1,872,173)		2,043,750

Bond Funds - 38.08%
iShares 10+ Year Credit Bond Fund	3,000	156,780
iShares Barclays 1-3 Year Credit Bond Fund	3,000	314,550
iShares Barclays 3-7 Year Treasury Bond Fund	2,000	230,680
iShares Barclays 7-10 Year Treasury Bond Fund	2,000	187,600
iShares Barclays Aggregate Bond Fund	15,000	1,584,900
iShares Barclays Credit Bond Fund	242,000	25,274,480
iShares Barclays Intermediate Credit Bond Fund	15,000	1,591,050
iShares iBoxx $ High Yield Corporate Bond Fund	180,000	16,520,400
iShares iBoxx $ Investment Grade Corporate Bond Fund	140,000	15,187,200
PIMCO Enhanced Short Maturity Strategy Fund	4,000	403,240
SPDR Barclays Capital Aggregate Bond ETF	3,000	166,620
SPDR Barclays Capital High Yield Bond ETF	280,000	11,337,200
SPDR Barclays Capital Intermediate Term Credit Bond ETF	21,000	691,110
SPDR Barclays Capital Long Term Credit Bond ETF	3,000	104,940
SPDR Barclays Capital Short Term Corporate Bond ETF	3,000	91,320
Vanguard Intermediate Term Bond ETF	3,000	249,000
Vanguard Intermediate-Term Corporate Bond ETF	25,000	1,977,500
Vanguard Long-Term Corporate Bond ETF	3,000	229,560
Vanguard Short-Term Bond ETF	30,000	2,422,500
Vanguard Short-Term Corporate Bond ETF	3,000	233,130
Vanguard Total Bond Market ETF	150,000	12,051,000
Total Bond Funds (cost $85,783,466)		91,004,760

Equity Funds - 51.61%
Emerging Markets - 7.18%
iShares MSCI All Country Asia ex Japan Index Fund	10,000	615,600
iShares MSCI Emerging Markets Index Fund	50,000	2,290,500
iShares S&P Latin America 40 Index Fund	50,000	2,568,500
SPDR S&P Emerging Asia Pacific ETF	20,000	1,648,400
Vanguard Emerging Markets ETF	216,000	10,041,840
		17,164,840
International Equity - 2.82%
iShares MSCI Germany Index Fund	30,000	755,100
Vanguard European ETF	30,000	1,527,000
Vanguard FTSE All-World ex-US ETF	60,000	2,886,600
Vanguard Pacific ETF	15,000	854,550
Vanguard Total World Stock Index Fund	15,000	726,150
		6,749,400
Large Cap Blend - 16.90%
iShares S&P 500 Index Fund	45,000	5,811,750
SPDR S&P 500 ETF Trust	169,000	21,745,230
Vanguard Large-Cap ETF	86,000	5,068,840
Vanguard Total Stock Market ETF	117,000	7,752,420
		40,378,240
AdvisorOne Funds - Clermont Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)
	Shares	Value
Large Cap Growth - 3.53%
iShares Russell 1000 Growth Index Fund	50,000	$ 2,932,500
iShares S&P 500 Growth Index Fund	200	13,322
PowerShares QQQ	98,000	5,489,960
		8,435,782
Large Cap Value - 4.75%
iShares S&P 500 Value Index Fund	200	12,298
RevenueShares Large Cap ETF	70,000	1,701,700
SPDR Dow Jones Industrial Average ETF Trust	42,000	4,981,200
Vanguard Dividend Appreciation ETF	42,000	2,241,960
Vanguard Value ETF	44,000	2,413,400
		11,350,558
Mid Cap Blend - 9.57%
iShares Russell Midcap Index Fund	30,000	3,113,700
iShares S&P MidCap 400 Index Fund	15,000	1,384,950
SPDR S&P MidCap 400 ETF Trust	46,000	7,721,100
Vanguard Extended Market ETF	81,000	4,476,060
Vanguard Mid-Cap ETF	81,000	6,161,670
		22,857,480
Small Cap Blend - 2.52%
iShares Russell 2000 Index Fund	20,000	1,559,000
Vanguard Small Cap ETF	61,000	4,461,540
		6,020,540
Specialty - 4.34%
iShares Diversified Alternatives Trust *	103,600	5,309,500
PowerShares DB US Dollar Index Bullish Fund *	100,000	2,236,000
SPDR Energy Select Sector Fund	30,000	2,194,500
SPDR Health Care Select Sector Fund	20,000	633,600
		10,373,600

Total Equity Funds (cost $100,414,104)		123,330,440

	Principal ($)	Value
Corporate Bonds - 7.34%
Agilent Technologies, Inc., 6.50%, due 11/1/17	$ 1,475,000	1,652,524
Alcoa, Inc., 5.87%, due 2/23/22	1,762,000	1,790,583
Bunge, Ltd. Financial, 8.50%, due 6/15/19	779,000	918,927
Chevron Phillips Chemical Co., 8.25%, due 6/15/19 **	1,120,000	1,341,686
Enogex, LLC, 6.25%, due 3/15/20 **	2,180,000	2,346,661
Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 4/1/17	1,350,000	1,505,250
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,600,000	1,558,608
HSBC Finance Corp., 7.00%, due 5/15/12	1,600,000	1,713,613
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 **	2,000,000	1,904,896
Sunoco, Inc., 4.875%, due 10/15/14	644,000	680,845
Timken Co., 6.00%, due 9/15/14	700,000	773,770
Westar Energy, Inc., 6.00%, due 7/1/14	1,207,000	1,345,742
Total Corporate Bonds (cost $15,903,010)		17,533,105
AdvisorOne Funds - Clermont Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 0.76%
United States Treasury Note, 0.75%, due 11/30/11	$ 300,000	$ 301,242
United States Treasury Note, 0.875%, due 5/31/11	300,000	300,668
United States Treasury Note, 0.875%, due 1/31/12	300,000	301,723
United States Treasury Note, 0.875%, due 2/29/12	300,000	301,793
United States Treasury Note, 1.00%, due 9/30/11	300,000	301,547
United States Treasury Note, 1.00%, due 10/31/11	300,000	301,699
Total U.S. Government and Agency Obligations (cost $1,802,024)		1,808,672
	Shares
Money Market Funds - 1.61%
Fifth Third Institutional Money Market Fund	3,848,184	3,848,184
Total Money Market Funds (cost $3,848,184)		3,848,184

Total Investments (cost $209,622,961)(a) - 100.25%		$ 239,568,911
Liabilities In Excess of Other Assets - (0.25)%		(609,782)
NET ASSETS - 100.00%		$ 238,959,129

* Non-income producing security
** 144A Security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 30,094,497
	Unrealized depreciation:	(148,547)
	Net unrealized appreciation:	$ 29,945,950

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

AdvisorOne Funds - Clermont Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,043,750	$ -	$ -	$ 2,043,750
Bond Funds	91,004,760			91,004,760
Equity Funds	123,330,440	-	-	123,330,440
Money Market Funds	3,848,184	-	-	3,848,184
Corporate Bonds	-	17,533,105	-	17,533,105
US Government & Agency Obligations	-	1,808,672	-	1,808,672
Total	$ 220,227,134	$ 19,341,777	$ -	$ 239,568,911

                                                    The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Select Allocation Fund
Schedule of Investments
January 31, 2011 (Unaudited)
	Shares	Value
Common Stock - 0.55%
Diversified Companies - 0.55%
Berkshire Hathaway, Inc. - Class B *	15,000	$ 1,226,250
Total Common Stocks (cost $922,173)		1,226,250

Bond Funds - 12.32%
iShares Barclays Credit Bond Fund	64,000	6,684,160
iShares Barclays Intermediate Credit Bond Fund	1,000	106,070
iShares iBoxx $ High Yield Corporate Bond Fund	97,000	8,902,660
iShares iBoxx $ Investment Grade Corporate Bond Fund	20,000	2,169,600
SPDR Barclays Capital High Yield Bond ETF	230,000	9,312,700
SPDR Barclays Capital Intermediate Term Credit Bond ETF	1,000	32,910
Vanguard Intermediate-Term Corporate Bond ETF	1,000	79,100
Vanguard Short-Term Bond ETF	1,000	80,750
Vanguard Total Bond Market ETF	1,000	80,340
Total Bond Funds (cost $25,055,200)		27,448,290

Equity Funds - 76.93%
Commodity Funds - 0.72%
PowerShares DB Base Metals Fund *	30,000	735,000
PowerShares DB Precious Metals Fund *	30,000	872,100
		1,607,100
Emerging Markets - 21.13%
iShares FTSE/Xinhua China 25 Index Fund	40,000	1,702,000
iShares MSCI All Country Asia ex Japan Index Fund	21,000	1,292,760
iShares MSCI Brazil Index Fund	20,000	1,464,000
iShares MSCI Emerging Markets Index Fund	199,000	9,116,190
iShares S&P Asia 50 Index Fund	29,000	1,376,340
iShares S&P Latin America 40 Index Fund	199,000	10,222,630
SPDR S&P BRIC 40 ETF	108,000	2,914,920
SPDR S&P China ETF	57,000	4,341,120
SPDR S&P Emerging Asia Pacific ETF	39,000	3,214,380
SPDR S&P Emerging Small Cap ETF	11,100	595,071
Vanguard Emerging Markets ETF	233,000	10,832,170
		47,071,581
International Equity - 4.14%
iShares MSCI Canada Index Fund	100,000	3,129,000
iShares MSCI Pacific ex-Japan Index Fund	96,000	4,446,720
Vanguard European ETF	10,000	509,000
Vanguard Pacific ETF	20,000	1,139,400
		9,224,120
Large Cap Blend - 19.43%
iShares S&P 500 Index Fund	91,000	11,752,650
SPDR S&P 500 ETF Trust	134,000	17,241,780
Vanguard Large-Cap ETF	114,000	6,719,160
Vanguard Total Stock Market ETF	114,000	7,553,640
		43,267,230
AdvisorOne Funds - Select Allocation Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)
	Shares	Value
Large Cap Growth - 5.84%
iShares Russell 1000 Growth Index Fund	76,000	$ 4,457,400
PowerShares QQQ	80,000	4,481,600
Vanguard Growth ETF	65,000	4,067,050
		13,006,050
Large Cap Value - 3.62%
RevenueShares Large Cap ETF	91,000	2,212,210
SPDR Dow Jones Industrial Average ETF Trust	29,000	3,439,400
Vanguard Value ETF	44,000	2,413,400
		8,065,010
Mid Cap Blend - 11.12%
iShares Russell Midcap Index Fund	23,000	2,387,170
iShares S&P MidCap 400 Index Fund	23,000	2,123,590
SPDR S&P MidCap 400 ETF Trust	55,000	9,231,750
Vanguard Extended Market ETF	84,000	4,641,840
Vanguard Mid-Cap ETF	84,000	6,389,880
		24,774,230
Small Cap Blend - 3.77%
iShares Russell 2000 Index Fund	43,800	3,414,210
Vanguard Small Cap ETF	68,000	4,973,520
		8,387,730
Specialty - 7.16%
iShares Diversified Alternatives Trust *	20,000	1,025,000
iShares S&P Global Energy Sector Index Fund	45,000	1,863,450
iShares S&P Global Industrials Sector Index Fund	20,000	1,118,400
iShares S&P Global Materials Sector Index Fund	27,000	1,930,500
Market Vectors-Coal ETF	35,000	1,633,100
SPDR Energy Select Sector Fund	30,000	2,194,500
SPDR Health Care Select Sector Fund	20,000	633,600
SPDR Industrial Select Sector Fund	20,000	724,800
SPDR Materials Select Sector Fund	10,000	384,400
SPDR S&P Biotech ETF	41,000	2,534,210
SPDR S&P Oil & Gas Equipment & Services ETF	5,000	195,500
SPDR S&P Oil & Gas Exploration & Production Select Industry Index ETF	5,000	283,750
SPDR Technology Select Sector Fund	55,000	1,429,450
		15,950,660

Total Equity Funds (cost $145,313,821)		171,353,711

AdvisorOne Funds - Select Allocation Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)
	Principal ($)	Value
Corporate Bonds - 9.00%
Agilent Technologies, Inc. 6.50%, due 11/1/17	$ 1,160,000	$ 1,299,612
Alcoa, Inc., 5.87%, due 2/23/22	1,719,000	1,746,886
Alcoa, Inc., 6.75%, due 7/15/18	743,000	828,864
Bunge, Ltd. Financial, 8.50%, due 6/15/19	712,000	839,892
Chevron Phillips Chemical 144A, 8.25%, due 6/15/19 **	1,112,000	1,332,102
Corning, Inc., 7.25%, due 8/15/36	785,000	889,953
Enogex LLC, 6.25%, due 3/15/20 **	1,450,000	1,560,852
Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 4/1/17	2,480,000	2,765,200
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,583,000	1,542,048
HSBC Finance Corp., 7.00%, due 5/15/12	1,583,000	1,695,406
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 **	1,615,000	1,538,203
Nordstrom, Inc. 7.00%, due 1/15/38	1,802,000	2,097,629
Sunoco, Inc. 4.875%, due 10/15/14	623,000	658,644
United States Steel Corp., 7.375%, due 4/1/20	1,200,000	1,245,000
Total Corporate Bonds (cost $17,571,959)		20,040,291

U.S. Government and Agency Obligations - 0.27%
United States Treasury Note, 0.75%, due 11/30/2011	200,000	200,828
United States Treasury Note, 0.875%, due 2/29/2012	200,000	201,195
United States Treasury Note, 1.00%, due 10/31/2011	200,000	201,133
Total U.S. Government and Agency Obligations (cost $600,381)		603,156

	Shares	Value
Money Market Funds - 2.40%
Fifth Third Institutional Money Market Fund	5,355,889	5,355,889
Total Money Market Funds (cost $5,355,889)		5,355,889

Total Investments (cost $194,819,423)(a) - 101.47%		$ 226,027,587
Liabilities In Excess of Other Assets - (1.47)%		(3,282,880)
NET ASSETS - 100.00%		$ 222,744,707

*Non-income producing security.
** 144A security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
KBW - Keefe, Bruyette & Woods

AdvisorOne Funds - Select Allocation Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 31,478,336
	Unrealized depreciation:	(270,172)
	Net unrealized appreciation:	$ 31,208,164

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AdvisorOne Funds - Select Allocation Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,226,250	$ -	$ -	$ 1,226,250
Bond Funds	27,448,290	-	-	27,448,290
Equity Funds	171,353,711	-	-	171,353,711
Corporate Bonds	-	20,040,291	-	20,040,291
US Government & Agency Obligations	-	603,156	-	603,156
Money Market Funds	5,355,889	-	-	5,355,889
Total	$ 205,384,140	$ 20,643,447	$ -	$ 226,027,587

                                                  The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Descartes Fund
Schedule of Investments
January 31, 2011 (Unaudited)
	Shares	Value
Common Stock - 0.78%
Diversified Companies - 0.78%
Berkshire Hathaway, Inc. - Class B *	17,000	$ 1,389,750
Total Common Stock (cost $1,284,433)		1,389,750

Bond Funds - 5.13%
iShares iBoxx $ High Yield Corporate Bond Fund	23,500	2,156,830
iShares iBoxx $ Investment Grade Corporate Bond Fund	39,500	4,284,960
iShares JPMorgan USD Emerging Markets Bond Fund	7,500	794,775
iShares S&P/Citigroup International Treasury Bond Fund	1,000	103,300
PIMCO Enhanced Short Maturity Strategy Fund	3,000	302,430
SPDR Barclays Capital High Yield Bond ETF	38,000	1,538,620
Total Bond Funds (cost $8,670,241)		9,180,915

Equity Funds - 93.04%
Commodity Funds - 1.44%
PowerShares DB Agriculture Fund *	75,000	2,571,750

Emerging Markets - 6.61%
iShares MSCI All Country Asia ex Japan Index Fund	19,500	1,200,420
iShares MSCI Emerging Markets Index Fund	78,000	3,573,180
iShares MSCI Poland Investable Market Index Fund	5,000	170,150
iShares MSCI Taiwan Index Fund	159,000	2,475,630
iShares S&P Emerging Markets Infrastructure Index Fund	4,000	135,480
SPDR S&P Emerging Asia Pacific ETF	19,500	1,607,190
SPDR S&P Emerging Europe ETF	14,000	704,060
Vanguard Emerging Markets ETF	42,000	1,952,580
		11,818,690
International Equity - 6.77%
iShares MSCI Australia Index Fund	33,000	820,710
iShares MSCI Canada Index Fund	27,500	860,475
iShares MSCI EAFE Index Fund	2,000	118,880
iShares MSCI EAFE Small Cap Index Fund	12,000	510,000
iShares MSCI Germany Index Fund	148,000	3,725,160
iShares MSCI Hong Kong Index Fund	122,000	2,341,180
iShares MSCI Japan Index Fund	176,000	1,923,680
iShares MSCI Singapore Index Fund	74,000	1,016,760
iShares MSCI United Kingdom Index Fund	24,000	421,440
Vanguard European ETF	3,000	152,700
Vanguard FTSE All-World ex-US ETF	4,500	216,495
		12,107,480
Large Cap Blend - 7.98%
iShares Morningstar Large Core Index Fund	23,000	1,660,600
iShares S&P 500 Index Fund	33,000	4,261,950
Rydex Russell Top 50 ETF	30,500	2,795,325
SPDR S&P 500 ETF Trust	27,800	3,577,026
Vanguard Mega Cap 300 ETF	45,000	1,978,200
		14,273,101
Large Cap Growth - 14.52%
iShares Morningstar Large Growth Index Fund	29,000	1,934,677
iShares Russell 1000 Growth Index Fund	262,800	15,413,220
iShares Russell 3000 Growth Index Fund	46,000	2,205,240
Vanguard Growth ETF	23,000	1,439,110
Vanguard Mega Cap 300 Growth ETF	103,000	4,966,660
		25,958,907
AdvisorOne Funds - Descartes Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)
	Shares	Value
Large Cap Value - 4.77%
iShares Russell 1000 Value Index Fund	68,500	$ 4,540,180
iShares S&P 500 Value Index Fund	46,000	2,828,540
Vanguard Mega Cap 300 Value ETF	29,000	1,156,810
		8,525,530
Mid Cap Blend - 5.60%
iShares Morningstar Mid Core Index Fund	46,000	3,997,860
iShares Russell Midcap Index Fund	58,000	6,019,820
		10,017,680
Mid Cap Growth - 7.20%
iShares Russell Midcap Growth Index Fund	223,000	12,867,100

Small Cap Blend - 2.90%
iShares Russell 2000 Index Fund	66,500	5,183,675

Small Cap Growth - 8.47%
iShares Morningstar Small Growth Index Fund	12,000	1,018,697
iShares Russell 2000 Growth Index Fund	111,000	9,640,350
Vanguard Small-Cap Growth ETF	57,000	4,488,180
		15,147,227
Specialty - 26.78%
iShares Dow Jones US Basic Materials Sector Index Fund	50,000	3,858,500
iShares Dow Jones US Financial Sector Index Fund	34,000	2,000,220
iShares Dow Jones US Healthcare Sector Index Fund	29,000	1,905,880
iShares Dow Jones US Insurance Index Fund	38,000	1,205,740
iShares Dow Jones US Telecommunications Sector Index Fund	14,000	322,000
iShares S&P Global Energy Sector Index Fund	246,500	10,207,565
iShares S&P Global Financials Sector Index Fund	7,000	335,790
iShares S&P Global Healthcare Sector Index Fund	1,500	77,850
iShares S&P Global Technology Sector Index Fund	140,000	8,915,200
iShares S&P Global Utilities Sector Index Fund	13,000	604,110
iShares S&P North American Technology-Software Index Fund *	66,000	3,883,440
PowerShares DB US Dollar Index Bullish Fund *	99,000	2,213,640
PowerShares Water Resources Portfolio	34,000	652,460
Rydex S&P Equal Weight Technology ETF	5,000	279,600
SPDR Energy Select Sector Fund	52,000	3,803,800
SPDR KBW Regional Banking ETF	25,000	653,250
SPDR Technology Select Sector Fund	182,000	4,730,180
SPDR Utilities Select Sector Fund	70,000	2,220,400
		47,869,625

Total Equity Funds (cost $149,224,744)		166,340,765

Money Market Funds - 1.62%
Fifth Third Institutional Money Market Fund	2,887,335	2,887,335
Total Money Market Funds (cost $2,887,335)		2,887,335

Total Investments (cost $162,066,753)(a) - 100.57%		$ 179,798,765
Liabilities In Excess of Other Assets - (0.57)%		(1,022,844)
NET ASSETS - 100.00%		$ 178,775,921
*Non-income producing security

AdvisorOne Funds - Descartes Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 20,351,098
	Unrealized depreciation:	(2,619,086)
	Net unrealized appreciation:	$ 17,732,012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

AdvisorOne Funds - Descartes Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,389,750	$ -	$ -	$ 1,389,750
Equity Funds	166,340,765	-	-	166,340,765
Money Market Funds	2,887,335	-	-	2,887,335
Bond Funds	9,180,915	-	-	9,180,915
Total	$ 179,798,765	$ -	$ -	$ 179,798,765

                                                     The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Liahona Fund
Schedule of Investments
January 31, 2011 (Unaudited)
	Shares	Value
Common Stock - 0.13%
Diversified Companies - 0.13%
Berkshire Hathaway, Inc. - Class B *	3,500	$ 286,125
Total Common Stock (cost $312,471)		286,125

Bond Funds - 21.52%
iShares Barclays 1-3 Year Credit Bond Fund	36,000	3,774,600
iShares Barclays 20+ Year Treasury Bond Fund	13,000	1,185,860
iShares Barclays 7-10 Year Treasury Bond Fund	3,000	281,400
iShares Barclays Aggregate Bond Fund	25,000	2,641,500
iShares Barclays Credit Bond Fund	57,500	6,005,300
iShares Barclays Intermediate Credit Bond Fund	33,000	3,500,310
iShares iBoxx $ High Yield Corporate Bond Fund	84,500	7,755,410
iShares iBoxx $ Investment Grade Corporate Bond Fund	80,300	8,710,944
PIMCO 1-5 Year US TIPS Index Fund	8,000	424,480
PIMCO Enhanced Short Maturity Strategy Fund	25,500	2,570,655
SPDR Barclays Capital High Yield Bond ETF	143,000	5,790,070
SPDR Barclays Capital International Treasury Bond ETF	46,000	2,711,240
Total Bond Funds (cost $44,071,631)		45,351,769

Equity Funds - 74.56%
Commodity Funds - 0.34%
PowerShares DB Agriculture Fund *	21,000	720,090

Emerging Markets - 6.89%
iShares MSCI All Country Asia ex Japan Index Fund	19,000	1,169,640
iShares MSCI Emerging Markets Index Fund	76,000	3,481,560
iShares MSCI Taiwan Index Fund	29,000	451,530
iShares S&P Emerging Markets Infrastructure Index Fund	41,000	1,388,670
SPDR S&P Emerging Asia Pacific ETF	13,000	1,071,460
SPDR S&P Emerging Europe ETF	25,000	1,257,250
Vanguard Emerging Markets ETF	122,500	5,695,025
		14,515,135
International Equity - 3.79%
iShares MSCI Canada Index Fund	15,000	469,350
iShares MSCI EAFE Small Cap Index Fund	10,000	425,000
iShares MSCI Germany Index Fund	136,000	3,423,120
iShares MSCI Hong Kong Index Fund	52,000	997,880
iShares MSCI Japan Index Fund	204,000	2,229,720
iShares MSCI Switzerland Index Fund	3,000	74,280
iShares MSCI United Kingdom Index Fund	21,000	368,760
		7,988,110
Large Cap Blend - 12.28%
iShares S&P 500 Index Fund	89,600	11,571,840
PowerShares S&P 500 High Quality Portfolio	15,000	202,650
Rydex Russell Top 50 ETF	10,000	916,500
SPDR S&P 500 ETF Trust	85,000	10,936,950
Vanguard Mega Cap 300 ETF	51,000	2,241,960
		25,869,900
AdvisorOne Funds - Liahona Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)
	Shares	Value
Large Cap Growth - 16.65%
iShares Morningstar Large Growth Index Fund	53,000	$ 3,535,789
iShares Russell 1000 Growth Index Fund	199,000	11,671,350
iShares Russell 3000 Growth Index Fund	62,000	2,972,280
iShares S&P 500 Growth Index Fund	99,000	6,594,390
Vanguard Growth ETF	117,000	7,320,690
Vanguard Mega Cap 300 Growth ETF	62,000	2,989,640
		35,084,139
Large Cap Value - 2.33%
iShares Morningstar Large Value Index Fund	4,000	245,276
iShares Russell 1000 Value Index Fund	54,000	3,579,120
Vanguard Mega Cap 300 Value ETF	27,000	1,077,030
		4,901,426
Mid Cap Blend - 1.23%
iShares Russell Midcap Index Fund	25,000	2,594,750

Mid Cap Growth - 5.32%
iShares Morningstar Mid Growth Index Fund	26,000	2,556,580
iShares Russell Midcap Growth Index Fund	150,000	8,655,000
		11,211,580
Small Cap Blend - 3.64%
iShares Russell 2000 Index Fund	98,500	7,678,075

Small Cap Growth - 6.77%
iShares Morningstar Small Growth Index Fund	12,000	1,018,697
iShares Russell 2000 Growth Index Fund	152,500	13,244,625
		14,263,322
Specialty - 15.32%
iPath S&P 500 VIX Mid-Term Futures ETN *	4,500	261,337
iShares Dow Jones US Financial Sector Index Fund	29,000	1,706,070
iShares Dow Jones US Healthcare Sector Index Fund	35,000	2,300,200
iShares Dow Jones US Telecommunications Sector Index Fund	65,000	1,495,000
iShares S&P Global Energy Sector Index Fund	208,000	8,613,280
iShares S&P Global Financials Sector Index Fund	7,500	359,775
iShares S&P Global Healthcare Sector Index Fund	7,500	389,250
iShares S&P Global Technology Sector Index Fund	34,000	2,165,120
iShares S&P Global Telecommunications Sector Index Fund	27,000	1,600,290
iShares S&P Global Utilities Sector Index Fund	27,000	1,254,690
iShares S&P North American Technology-Software Index Fund *	16,000	941,440
PowerShares DB US Dollar Index Bullish Fund *	202,000	4,516,720
SPDR Energy Select Sector Fund	42,000	3,072,300
SPDR KBW Regional Banking ETF	25,000	653,250
SPDR Utilities Select Sector Fund	60,000	1,903,200
WisdomTree Dreyfus Emerging Currency Fund *	19,000	422,180
Vanguard Information Technology ETF	10,000	639,400
		32,293,502

Total Equity Funds (cost $135,649,841)		157,120,029
AdvisorOne Funds - Liahona Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)
	Shares	Value
Money Market Funds - 3.87%
Fifth Third Institutional Money Market Fund	8,151,960	$ 8,151,960
Total Money Market Funds (cost $8,151,960)		8,151,960

Total Investments (cost $188,185,903)(a) - 100.08%		$ 210,909,883
Liabilities In Excess of Other Assets - (0.08)%		(175,180)
NET ASSETS - 100.00%		$ 210,734,703

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 23,583,769
	Unrealized depreciation:	(859,789)
	Net unrealized appreciation:	$ 22,723,980

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

AdvisorOne Funds - Liahona Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 286,125	$ -	$ -	$ 286,125
Equity Funds	157,120,029	-	-	157,120,029
Money Market Funds	8,151,960	-	-	8,151,960
Bond Funds	45,351,769		-	45,351,769
Total	$ 210,909,883	$ -	$ -	$ 210,909,883

                                                      The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Enhanced Income Fund
Schedule of Investments
January 31, 2011 (Unaudited)
	Shares	Value
Bond Funds - 10.89%
iShares Barclays TIPS Bond Fund	8,500	$ 914,090
iShares iBoxx $ High Yield Corporate Bond Fund	78,000	7,158,840
Total Bond Funds (cost $7,674,578)		8,072,930

Equity Funds - 87.51%
Emerging Markets - 3.71%
iShares MSCI Emerging Markets Index Fund	60,000	2,748,600

International Equity - 2.61%
iShares MSCI Germany Index Fund	77,000	1,938,090

Large Cap Blend - 39.33%
SPDR S&P 500 ETF Trust	226,500	29,143,755

Mid Cap Blend - 5.89%
SPDR S&P MidCap 400 ETF Trust	26,000	4,364,100

Small Cap Blend - 5.79%
iShares Russell 2000 Index Fund	55,000	4,287,250

Specialty - 30.18%
ProShares Short S&P 500 *	436,000	18,669,520
SPDR Energy Select Sector Fund	15,000	1,097,250
SPDR KBW Bank ETF	37,000	973,840
SPDR S&P Biotech ETF *	9,000	556,290
SPDR S&P Metals & Mining ETF	5,000	344,850
SPDR Technology Select Sector Fund	28,000	727,720
		22,369,470

Total Equity Funds (cost $64,167,930)		64,851,265

Money Market Funds - 1.77%
Fifth Third Institutional Money Market Fund	1,312,328	1,312,328
Total Money Market Funds (cost $1,312,328)		1,312,328

Total Investments (cost $73,154,836)(a) - 100.17%		$ 74,236,523
Liabilities In Excess of Other Assets - (0.17)%		(128,182)
NET ASSETS - 100.00%		$ 74,108,341

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
AdvisorOne Funds - Enhanced Income Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 4,002,500
	Unrealized depreciation:	(2,920,813)
	Net unrealized appreciation:	$ 1,081,687

	Contracts**	Value
Schedule of Call Options Written
iShares MSCI Emerging Markets Index Fund Call	600	$ 4,200
February 2011, Exercise Price $49
iShares MSCI Germany Index Fund Call	270	2,700
February 2011, Exercise Price $26
iShares Russell 2000 Index Fund Call	550	22,000
February 2011, Exercise Price $81
ProShares Short S&P 500 Call	4,360	43,600
February 2011, Exercise Price $45
SPDR Energy Select Sector Fund Call	150	12,900
February 2011, Exercise Price $74
SPDR KBW Bank ETF Call	82	820
February 2011, Exercise Price $28
SPDR S&P 500 ETF Trust Call	2,205	8,820
February 2011, Exercise Price $136
SPDR S&P Biotech ETF Call	72	1,080
February 2011, Exercise Price $66
SPDR S&P Metals & Mining ETF Call	50	7,450
February 2011, Exercise Price $70
SPDR S&P MidCap 400 ETF Trust Call	260	2,600
February 2011, Exercise Price $177
Total Call Options Written (Proceeds $174,785)		$ 106,170

** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

AdvisorOne Funds - Enhanced Income Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 8,072,930	$ -	$ -	$ 8,072,930
Equity Funds	64,851,265	-	-	64,851,265
Money Market Funds	1,312,328	-	-	1,312,328
Total	$ 74,236,523	$ -	$ -	$ 74,236,523
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 106,170	$ -	$ -	$ 106,170
Total	$ 106,170	$ -	$ -	$ 106,170

                                                       The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Flexible Income Fund
Schedule of Investments
January 31, 2011 (Unaudited)
	Shares	Value
Bond Funds - 46.59%
iShares Barclays 1-3 Year Credit Bond Fund	3,725	$ 390,566
iShares Barclays Agency Bond Fund	5,100	560,745
iShares Barclays Aggregate Bond Fund	49,765	5,258,170
iShares Barclays Credit Bond Fund	31,525	3,292,471
iShares Barclays Intermediate Credit Bond Fund	22,850	2,423,700
iShares Barclays MBS Bond Fund	5,300	560,157
iShares iBoxx $ High Yield Corporate Bond Fund	90,455	8,301,960
iShares iBoxx $ Investment Grade Corporate Bond Fund	30,300	3,286,944
iShares JPMorgan USD Emerging Markets Bond Fund	14,650	1,552,460
iShares S&P US Preferred Stock Index Fund	16,625	649,705
PowerShares Financial Preferred Portfolio	17,900	317,188
SPDR Barclays Capital Aggregate Bond ETF	15,550	863,647
SPDR Barclays Capital High Yield Bond ETF	202,075	8,182,017
SPDR Barclays Capital Intermediate Term Credit Bond ETF	19,775	650,795
SPDR Barclays Capital Mortgage Backed Bond ETF	8,375	224,617
SPDR DB International Government Inflation-Protected Bond ETF	31,300	1,827,920
SPDR Nuveen Barclays Capital California Municipal Bond ETF	18,000	367,020
Vanguard Intermediate-Term Corporate Bond ETF	20,300	1,605,730
Vanguard Mortgage-Backed Securities ETF	6,625	333,304
Vanguard Short-Term Corporate Bond ETF	7,075	549,798
Vanguard Total Bond Market ETF	42,735	3,433,330
WisdomTree Emerging Markets Local Debt Fund	7,300	368,723
Total Bond Funds (cost $43,907,990)		45,000,967
	Principal ($)	Value
Corporate Bonds - 5.43%
Corning, Inc., 6.20%, due 3/15/16	$ 345,000	388,473
Enogex, LLC, 6.25%, due 3/15/20 *	100,000	107,645
Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 4/1/17	1,000,000	1,115,000
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,000,000	974,130
HSBC Finance Corp., 7.00%, due 5/15/12	1,000,000	1,071,008
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 *	200,000	190,490
Prudential Insurance Co. of America, 8.30%, due 7/1/25 *	1,200,000	1,394,950
Total Corporate Bonds (cost $5,203,731)		5,241,696

U.S. Government and Agency Obligations - 36.27%
Fannie Mae Benchmark, 6.00%, due 1/25/32	209,450	215,864
Federal Farm Credit Bank, 5.25%, due 12/28/27	1,000,000	1,068,670
Federal Home Loan Bank, 1.125%, due 11/17/17	1,000,000	976,820
Federal Home Loan Bank, 2.000%, due 11/24/25	1,000,000	983,620
Federal Home Loan Bank, 2.125%, due 11/25/13	500,000	500,600
Federal Home Loan Bank, 2.90%, due 4/20/17	751,668	769,846
FGLMC, 6.50%, due 3/1/39	312,282	346,974
FGLMC, 6.50%, due 4/1/39	1,384,069	1,537,826
FGLMC, 6.50%, due 9/1/38	269,392	299,318
FNCI, 3.50%, due 12/1/30	993,141	967,210
FNCI, 4.00%, due 6/25/21	495,581	511,455
FNCL, 5.00%, due 10/1/39	87,519	91,830

AdvisorOne Funds - Flexible Income Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 36.27% (continued)
FNCL, 5.00%, due 2/1/40	$ 1,801,114	$ 1,889,206
FNCL, 5.50%, due 12/1/39	865,610	925,683
FNCL, 5.50%, due 4/1/40	882,577	943,396
FNCL, 6.00%, due 12/1/38	921,281	1,001,727
FNCL, 6.50%, due 7/1/37	83,493	92,911
FNCL, 6.50%, due 12/1/37	55,468	61,725
FNCL, 6.50%, due 10/1/39	175,268	195,412
FNMA, 1.80%, due 10/7/15	1,000,000	984,120
FNMA, 2.00%, due 8/23/13	1,000,000	1,013,440
Freddie Mac, 5.40%, due 3/17/21	750,000	832,013
GNMA, 3.50%, due 7/26/39	951,995	982,639
GNMA, 4.00%, due 2/20/39	998,565	1,028,562
United States Treasury Note, 2.125%, due 11/30/14	1,475,000	1,516,600
United States Treasury Note, 2.375%, due 9/30/14	25,000	25,976
United States Treasury Note, 2.375%, due 10/31/14	625,000	648,975
United States Treasury Note, 2.625%, due 6/30/14	100,000	104,898
United States Treasury Note, 2.625%, due 11/15/20	1,000,000	937,031
United States Treasury Note, 2.75%, due 10/31/13	175,000	183,955
United States Treasury Note, 4.00%, due 2/15/15	1,000,000	1,100,000
United States Treasury Note, 4.125%, due 8/31/12	1,000,000	1,058,047
United States Treasury Note, 4.125%, due 5/15/15	1,000,000	1,105,820
United States Treasury Note, 4.25%, due 11/15/13	175,000	191,522
United States Treasury Note, 4.25%, due 11/15/17	2,500,000	2,755,273
United States Treasury Note, 4.50%, due 5/15/17	1,000,000	1,118,828
United States Treasury Note, 4.75%, due 5/15/14	125,000	139,922
United States Treasury Note, 4.75%, due 8/15/17	1,000,000	1,134,141
United States Treasury Note, 7.875%, due 2/15/21	1,000,000	1,388,633
United States Treasury Note, 10.625%, due 8/15/15	1,000,000	1,391,289
United States Treasury Note TIPS Bond, 1.125%, due 1/15/21	2,000,000	2,010,306
Total U.S. Government and Agency Obligations (cost $34,683,052)		35,032,083
	Shares	Value
Short-Term Investments - 11.64%
Money Market Funds - 9.57%
Fifth Third Institutional Money Market Fund	9,248,998	9,248,998
	Principal ($)	Value
U.S. Government and Agency Obligations - 2.07%
Freddie Mac Discount Notes, due 2/22/11	$ 1,000,000	999,819
United States Treasury Bill, due 2/10/11	1,000,000	999,912
		1,999,731

Total Short-Term Investments (cost $11,248,729)		11,248,729

Total Investments (cost $95,043,502)(a) - 99.93%		$ 96,523,475
Other Assets In Excess of Liabilities - 0.07%		67,346
NET ASSETS - 100.00%		$ 96,590,821
* 144A security.
AdvisorOne Funds - Flexible Income Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,831,942
	Unrealized depreciation:	(351,969)
	Net unrealized appreciation:	$ 1,479,973

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

AdvisorOne Funds - Flexible Income Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 45,000,967	$ -	$ -	$ 45,000,967
Corporate Bonds	-	5,241,696	-	5,241,696
US Government & Agency Obligations	-	35,032,083	-	35,032,083
Short-Term US Government & Agency Obligations	-	1,999,731	-	1,999,731
Money Market Funds	9,248,998	-	-	9,248,998
Total	$ 54,249,965	$ 42,273,510	$ -	$ 96,523,475

                                                The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Select Appreciation Fund
Schedule of Investments
January 31, 2011 (Unaudited)
	Shares	Value
Common Stock - 0.20%
Diversified Companies - 0.20%
Berkshire Hathaway, Inc. - Class B *	2,000	$ 163,500
Total Common Stock (cost $159,383)		163,500

Equity Funds - 99.22%
Commodity Funds - 0.35%
PowerShares DB Oil Fund *	10,000	290,700

Emerging Markets - 26.76%
iShares MSCI All Country Asia ex Japan Index Fund	20,000	1,231,200
iShares MSCI Brazil Index Fund	8,000	585,600
iShares MSCI Emerging Markets Index Fund	10,000	458,100
iShares MSCI South Korea Index Fund	8,000	491,200
iShares S&P Asia 50 Index Fund	10,000	474,600
iShares S&P Latin America 40 Index Fund	70,000	3,595,900
SPDR S&P BRIC 40 ETF	35,000	944,650
SPDR S&P China ETF	39,000	2,970,240
SPDR S&P Emerging Asia Pacific ETF	40,000	3,296,800
SPDR S&P Emerging Small Cap ETF	15,000	804,150
Vanguard Emerging Markets ETF	150,000	6,973,500
		21,825,940
International Equity - 1.89%
iShares MSCI Canada Index Fund	10,000	312,900
iShares MSCI Germany Index Fund	15,000	377,550
iShares MSCI Pacific ex-Japan Index Fund	8,000	370,560
Vanguard FTSE All-World ex-US ETF	10,000	481,100
		1,542,110
Large Cap Blend - 19.11%
Barclays ETN+Long C Leveraged ETN Linked to S&P 500 *	37,000	5,035,819
iShares S&P 500 Index Fund	7,000	904,050
SPDR S&P 500 ETF Trust	61,000	7,848,870
Vanguard Large-Cap ETF	8,000	471,520
Vanguard Total Stock Market ETF	20,000	1,325,200
		15,585,459
Large Cap Growth - 2.06%
PowerShares QQQ	30,000	1,680,600

Large Cap Value - 4.96%
RevenueShares Large Cap ETF	20,000	486,200
SPDR Dow Jones Industrial Average ETF Trust	30,000	3,558,000
		4,044,200
AdvisorOne Funds - Select Appreciation Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)
	Shares	Value
Mid Cap Blend - 27.36%
iShares Russell Midcap Index Fund	40,000	$ 4,151,600
iShares S&P MidCap 400 Index Fund	42,000	3,877,860
SPDR S&P MidCap 400 ETF Trust	50,000	8,392,500
Vanguard Extended Market ETF	42,000	2,320,920
Vanguard Mid-Cap ETF	47,000	3,575,290
		22,318,170
Small Cap Value - 0.40%
RevenueShares Small Cap ETF	10,000	323,900

Small Cap Blend - 12.68%
iPath Long Extended Russell 2000 TR Index ETN *	7,000	421,890
iShares Russell 2000 Index Fund	40,000	3,118,000
Vanguard Small Cap ETF	93,000	6,802,020
		10,341,910
Specialty - 3.65%
SPDR Consumer Discretionary Select Sector Fund	1,000	37,180
SPDR Consumer Staples Select Sector Fund	1,000	28,880
SPDR Energy Select Sector Fund	12,000	877,800
SPDR Financial Select Sector Fund	1,000	16,400
SPDR Health Care Select Sector Fund	15,000	475,200
SPDR Industrial Select Sector Fund	1,000	36,240
SPDR KBW Capital Markets ETF	2,600	101,374
SPDR Materials Select Sector Fund	1,000	38,440
SPDR S&P Biotech ETF *	12,000	741,720
SPDR S&P Oil & Gas Equipment & Services ETF	5,000	195,500
SPDR S&P Oil & Gas Exploration & Production ETF	5,000	283,750
SPDR Technology Select Sector Fund	1,000	25,990
SPDR Utilities Select Sector Fund	1,000	31,720
Vanguard REIT ETF	1,600	91,472
		2,981,666

Total Equity Funds (cost $70,271,884)		80,934,655

Money Market Funds - 1.31%
Fifth Third Institutional Money Market Fund	1,072,819	1,072,819
Total Money Market Funds (cost $1,072,819)		1,072,819

Total Investments (cost $71,504,086)(a) - 100.73%		$ 82,170,974
Liabilities In Excess of Other Assets - (0.73)%		(596,879)
NET ASSETS - 100.00%		$ 81,574,095

*Non-income producing security

AdvisorOne Funds - Select Appreciation Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)
BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 10,700,803
	Unrealized depreciation:	(33,915)
	Net unrealized appreciation:	$ 10,666,888

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

AdvisorOne Funds - Select Appreciation Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 163,500	$ -	$ -	$ 163,500
Equity Funds	80,934,655	-	-	80,934,655
Money Market Funds	1,072,819	-	-	1,072,819
Total	$ 82,170,974	$ -	$ -	$ 82,170,974

                                                      The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Reservoir Fund
Schedule of Investments
January 31, 2011 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 59.00%
United States Treasury Note, 0.500%, due 11/30/12	$ 1,000,000	$ 999,648
United States Treasury Note, 1.000%, due 1/15/14	1,000,000	1,001,016
United States Treasury Note, 1.375%, due 5/15/12	1,000,000	1,013,008
United States Treasury Note, 1.375%, due 5/15/13	1,000,000	1,015,508
Total U.S. Government and Agency Obligations (cost $4,012,707)		4,029,180
	Shares	Value
Short-Term Investments - 40.43%
Money Market Funds - 25.78%
Fifth Third Institutional Money Market Fund	1,760,572	1,760,572
	Principal ($)	Value
U.S. Government and Agency Obligations - 14.65%
United States Treasury Note, due 2/10/11	$ 1,000,000	999,937

Total Short-Term Investments (cost $2,760,509)		2,760,509

Total Investments (cost $6,773,216)(a) - 99.43%		$ 6,789,689
Other Assets In Excess of Liabilities - 0.57%		39,149
NET ASSETS - 100.00%		$ 6,828,838

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 16,473
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 16,473

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

AdvisorOne Funds - Reservoir Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
US Government & Agency Obligations	$ -	$ 4,029,180	$ -	$ 4,029,180
Short-Term US Government & Agency Obligations	-	999,937	-	999,937
Money Market Funds	1,760,572	-	-	1,760,572
Total	$ 1,760,572	$ 5,029,117	$ -	$ 6,789,689

                                                      The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Shelter Fund
Schedule of Investments
January 31, 2011 (Unaudited)
	Shares	Value
Equity Funds - 98.02%
Commodity Funds - 1.55%
iPath Dow Jones-UBS Commodity Index Total Return ETN *	7,150	$ 354,211
PowerShares DB Commodity Index Tracking Fund *	12,425	354,485
		708,696
Emerging Markets - 12.84%
iShares MSCI Emerging Markets Index Fund	64,400	2,950,164
Vanguard Emerging Markets ETF	62,950	2,926,546
		5,876,710
International Equity - 4.18%
iShares MSCI EAFE Index Fund	14,475	860,394
iShares MSCI Germany Index Fund	8,375	210,799
Vanguard Total World Stock Index Fund	17,325	838,703
		1,909,896
Large Cap Blend - 37.31%
iShares S&P 500 Index Fund	65,900	8,510,985
SPDR S&P 500 ETF Trust	66,525	8,559,772
		17,070,757
Large Cap Growth - 13.67%
iShares Russell 1000 Growth Index Fund	47,975	2,813,734
Powershares QQQ	11,225	628,824
Vanguard Growth ETF	44,925	2,810,957
		6,253,515
Large Cap Value - 6.10%
iShares Russell 1000 Value Index Fund	21,075	1,396,851
Vanguard Value ETF	25,400	1,393,190
		2,790,041
Mid Cap Blend - 9.48%
iShares Russell Midcap Index Fund	20,925	2,171,806
Vanguard Mid-Cap ETF	28,450	2,164,192
		4,335,998
Mid Cap Growth - 3.07%
iShares Russell Midcap Growth Index Fund	12,200	703,940
Vanguard Mid-Cap Growth Index Fund	11,025	701,410
		1,405,350
Small Cap Blend - 5.70%
iShares Russell 2000 Index Fund	16,700	1,301,765
Vanguard Small-Cap ETF	17,875	1,307,377
		2,609,142
Small Cap Growth - 3.23%
iShares Russell 2000 Growth Index Fund	8,500	738,225
Vanguard Small-Cap Growth ETF	9,400	740,156
		1,478,381
Small Cap Value - 0.89%
iShares Russell 2000 Value Index Fund	2,875	204,125
Vanguard Small-Cap Value ETF	3,050	205,143
		409,268

Total Equity Funds (cost $41,048,502)		44,847,754
AdvisorOne Funds - Shelter Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)
	Shares	Value
Money Market Funds - 2.77%
Fifth Third Institutional Money Market Fund	1,268,850	$ 1,268,850
Total Money Market Funds (cost $1,268,850)		1,268,850

Total Investments (cost $42,317,352)(a) - 100.79%		$ 46,116,604
Liabilities In Excess of Other Assets - (0.79)%		(360,082)
NET ASSETS - 100.00%		$ 45,756,522
*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 3,802,386
	Unrealized depreciation:	(3,134)
	Net unrealized appreciation:	$ 3,799,252

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

AdvisorOne Funds - Shelter Fund
Schedule of Investments (Continued)
January 31, 2011 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 44,847,754	$ -	$ -	$ 44,847,754
Money Market Funds	1,268,850	-	-	1,268,850
Total	$ 46,116,604	$ -	$ -	$46,116,604

                                                      The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Patrick Clarke

       W. Patrick Clarke, President

Date

3/28/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

_/s/ Patrick Clarke

        W. Patrick Clarke, President

Date

3/28/2011

By (Signature and Title)

/s/Andrew Rogers

       Andrew Rogers, Treasurer

Date

3/16/2011